Deferred Day 1 Profits Or Losses	12 Months Ended
Dec. 31, 2022
Disclosure Of Day One Profit Or Loss [Abstract]
Deferred Day 1 Profits Or Losses
27. DEFERRED DAY 1 PROFITS OR LOSSES
Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	52,259	6,939	29,111
New transactions	22,901	49,523	21,656
Amounts recognized in losses	(68,221)	(27,351)	(32,803)

Ending balance	6,939	29,111	17,964

In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.